Leases (Details 2) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases
2020	¥ 195,945
2021	175,286
2022	97,639
2023	20,338
2024	9,960
Thereafter	2,970
Total operating lease payments	502,138
Less: imputed interest	(30,735)
Total	¥ 471,403